Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31
	2017	2016	2015

Gold	$74,979	$121,553	$169,790
Silver	16,790	$26,028	$43,402
	$91,769	$147,581	$213,192